STOCKHOLDERS’ EQUITY - 10-K - Warrants Outstanding (Details) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Jul. 31, 2022	May 17, 2022	Dec. 31, 2021	Dec. 31, 2019	Nov. 30, 2018
Class of Warrant or Right [Line Items]
Warrant exercise price (in usd per share)			$ 0.01	$ 28.146
Warrants Expiring In November 2023
Class of Warrant or Right [Line Items]
Number of Shares (in shares)	1,231
Warrant exercise price (in usd per share)	$ 243.32
Warrants Expiring In December 2023
Class of Warrant or Right [Line Items]
Number of Shares (in shares)	204
Warrant exercise price (in usd per share)	$ 243.32
Warrants Expiring In July 2027
Class of Warrant or Right [Line Items]
Number of Shares (in shares)	167
Warrant exercise price (in usd per share)	$ 0.01
Private GRI
Class of Warrant or Right [Line Items]
Number of Shares (in shares)		388,704			200,851
Warrant exercise price (in usd per share)			$ 1.89			$ 1.89	$ 1.89
Private GRI | Warrants Expiring In November 2023
Class of Warrant or Right [Line Items]
Number of Shares (in shares)		96,428			96,428
Warrant exercise price (in usd per share)		$ 0.01			$ 0.01
Private GRI | Warrants Expiring in December 2024
Class of Warrant or Right [Line Items]
Number of Shares (in shares)		65,960			65,960
Warrant exercise price (in usd per share)		$ 0.01			$ 0.01
Private GRI | Warrants Expiring in November 2023, Tranche Two
Class of Warrant or Right [Line Items]
Number of Shares (in shares)		32,967			32,967
Warrant exercise price (in usd per share)		$ 9.10			$ 9.10
Private GRI | Warrants Expiring In December 2023
Class of Warrant or Right [Line Items]
Number of Shares (in shares)		5,494			5,494
Warrant exercise price (in usd per share)		$ 9.10			$ 9.10
Private GRI | Warrants Expiring In July 2027
Class of Warrant or Right [Line Items]
Number of Shares (in shares)		8,928			8,928
Warrant exercise price (in usd per share)		$ 0.01			$ 0.01
Private GRI | Warrants Expiring in March 2028
Class of Warrant or Right [Line Items]
Number of Shares (in shares)		178,927			178,927
Warrant exercise price (in usd per share)		$ 9.31			$ 9.31